CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 254,620	$ 200,081
Short-term deposits	183,475	96,939
Accounts receivable, net (net of allowance for credit losses of $681 and $1,110 as of December 31, 2023 and 2024, respectively)	41,171	27,841
Prepaid expenses and other current assets	84,613	63,967
Marketable securities	36,345	20,403
Funds receivable, including cash in banks	122,984	111,232
Total current assets	723,208	520,463
Property and equipment, net	10,440	10,236
Operating lease right-of-use assets	24,429	23,052
Long-term deposits	3,786	3,552
Deferred contract acquisition and fulfillment costs, noncurrent	3,787	2,668
Other assets, noncurrent	3,448	4,078
Long-term investment	1,079	0
Commercial agreement asset	66,527	192,721
Goodwill	367,566	367,566
Intangible assets, net	59,212	78,024
Total long-term assets	540,274	681,897
Total assets	1,263,482	1,202,360
Current liabilities:
Accounts payable (including related party payables of $31,520 and $51,226 as of December 31, 2023 and 2024, respectively)	79,559	50,943
Accrued expenses and other current liabilities (including related party payables of $6,892 and $10,279 as of December 31, 2023 and 2024, respectively)	141,551	107,306
Funds payable to customers	122,984	111,232
Short-term operating lease liabilities	4,347	4,031
Total current liabilities	348,441	273,512
Long-term liabilities:
Deferred tax liabilities, net	0	6,507
Long-term operating lease liabilities	20,510	19,291
Other long-term liabilities	1,098	1,071
Total liabilities	370,049	300,381
Shareholders’ equity:
Ordinary Shares, with no par value, 300,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 165,773,914 and 169,131,268 shares issued and outstanding as of December 31, 2023 and 2024, respectively;	0	0
Additional paid-in capital	1,425,317	1,360,250
Accumulated comprehensive income (loss)	515	(1,420)
Accumulated deficit	(532,399)	(456,851)
Total shareholders’ equity	893,433	901,979
Total liabilities, and shareholders’ equity	$ 1,263,482	$ 1,202,360